Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenues
Operating Expenses
General and administrative	$ 4,344
Total operating expenses	4,344
Net loss from operations	$ (4,344)
Income taxes
Net loss	$ (4,344)
Basic and diluted loss per share	$ (0.00)
Weighted average number of shares outstanding	8,000,000	8,000,000